Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
13. SEGMENT INFORMATION AND CONCENTRATIONS

As noted in Note 1, “Basis of Presentation and Significant Accounting Policies”, effective January 1, 2019, NCR changed the management of its business to an industry basis from the previous model of management on a solution basis, which resulted in a corresponding change to NCR's reportable segments. We have reclassified prior period segment disclosures to conform to the current period presentation. As a result of the change, the Company manages and reports the following segments:

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Banking - We offer solutions to enable customers in the financial services industry to reduce costs, generate new revenue streams and enhance customer loyalty. These solutions include a comprehensive line of ATM processing hardware and software; cash management and video banking software and customer-facing digital banking services; and related installation, maintenance, and managed and professional services.

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Retail - We offer solutions to customers in the retail industry designed to improve selling productivity and checkout processes as well as increase service levels. These solutions primarily include retail-oriented technologies, such as point of sale terminals and point of sale software; a retail software platform with a comprehensive suite of retail software applications; innovative self-service kiosks, such as self-checkout; as well as bar-code scanners. We also offer installation, maintenance, managed and professional services as well as payment processing solutions.

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Hospitality - We offer technology solutions to customers in the hospitality industry, serving businesses that range from a single store or restaurant to global chains and sports and entertainment venues. Our solutions include point of sale hardware and software solutions, installation, maintenance, managed and professional services as well as payment processing solutions.

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Other - This category includes telecommunications and technology solutions where we offer maintenance as well as managed and professional services for third-party hardware provided to select manufacturers who value and leverage our global service capability.

These segments represent components of the Company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker in assessing segment performance and in allocating the Company's resources. Management evaluates the performance of the segments based on revenue and segment operating income. Assets are not allocated to segments, and thus are not included in the assessment of segment performance, and consequently, we do not disclose total assets by reportable segment.
The accounting policies used to determine the results of the operating segments are the same as those utilized for the consolidated financial statements as a whole. Intersegment sales and transfers are not material.
To maintain operating focus on business performance, non-operational items are excluded from the segment operating results utilized by our chief operating decision maker in evaluating segment performance and are separately delineated to reconcile back to total reported income from operations.

The following table presents revenue and operating income by segment for the years ended December 31:

In millions	2018	2017	2016
Revenue by segment
Banking	$3,183	$3,175	$3,370
Retail	2,097	2,169	2,070
Hospitality	817	878	800
Other	308	294	303
Consolidated revenue	6,405	6,516	6,543
Operating income by segment
Banking	412	421	441
Retail	142	231	191
Hospitality	85	140	151
Other	49	48	47
Subtotal - segment operating income	688	840	830
Other adjustments(1)	497	149	156
Income from operations	$191	$691	$674

(1) The following table presents the other adjustments for NCR for the years ended December 31:

In millions	2018	2017	2016
Transformation and restructuring costs	$223	$29	$26
Acquisition-related amortization of intangibles	85	115	123
Acquisition-related costs	6	5	7
Goodwill and long-lived asset impairment charges	183	—	—
Total other adjustments	$497	$149	$156

The following table presents revenue from products and services for NCR for the years ended December 31:

In millions	2018	2017	2016
Product revenue	$2,341	$2,579	$2,737
Professional services and installation services revenue	1,094	1,055	1,011
Recurring revenue, including maintenance and cloud revenue	2,970	2,882	2,795
Total revenue	$6,405	$6,516	$6,543

Revenue is attributed to the geographic area/country to which the product is delivered or in which the service is provided. The following table presents revenue by geographic area for NCR for the years ended December 31:

In millions	2018	%	2017	%	2016	%
Revenue by Geographic Area
United States	$3,076	48%	$3,224	50%	$3,106	47%
Americas (excluding United States)	631	10%	585	9%	637	10%
Europe, Middle East and Africa (EMEA)	1,751	27%	1,786	27%	1,896	29%
Asia Pacific (APJ)	947	15%	921	14%	904	14%
Consolidated revenue	$6,405	100%	$6,516	100%	$6,543	100%

The following table presents property, plant and equipment by geographic area as of December 31:

In millions	2018	2017
Property, plant and equipment, net
United States	$247	$204
Americas (excluding United States)	13	19
Europe, Middle East and Africa (EMEA)	57	75
Asia Pacific (APJ)	42	43
Consolidated property, plant and equipment, net	$359	$341

Concentrations No single customer accounts for more than 10% of NCR’s consolidated revenue. As of December 31, 2018, NCR is not aware of any significant concentration of business transacted with a particular customer that could, if suddenly eliminated, have a material adverse effect on NCR’s operations. NCR also lacks a concentration of available sources of labor, services, licenses or other rights that could, if suddenly eliminated, have a material adverse effect on its operations.

A number of NCR’s products, systems and solutions rely primarily on specific suppliers for microprocessors and other component products, manufactured assemblies, operating systems, commercial software and other central components. NCR also utilizes contract manufacturers in order to complete manufacturing activities. There can be no assurances that any sudden impact to the availability or cost of these technologies or services would not have a material adverse effect on NCR’s operations.